INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS
	2024	2023
Deferred tax assets (liabilities):
Deferred tax asset, beginning	$4,200,000	$4,050,000
Increase in valuation reserve	874,000	150,000
Deferred tax asset, ending	5,074,000	4,200,000
Valuation allowance	(5,074,000)	(4,200,000)
Net deferred tax assets	$-	$-